UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read Instructions at end of Form before preparing Form.


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 1.      Name and address of issuer:

         Reich & Tang Distributors, Inc.                  Gruntal & Co., LLC
         (formerly Reich & Tang Distributor L.P.)         14 Wall Street
         600 Fifth Avenue                                 New York, New York  10005
         New York, New York  10020-2302

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 2.      The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer,  check the box but do not list series or
         classes):   / /

         Insured Municipal Securities Trust Series 32, New York Navigator Insured Series 16 and New Jersey
         Navigator Insured Series 12
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 3.      Investment Company Act File Number:    811-2868


         Securities Act File Number:   33-52397

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 4(a).      Last day of fiscal year for which this Form is filed:  December 31, 1998


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  4(b)./ /  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)


  Note:  If the Form is being filed late, interest must be paid on the registration fee due.


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  4(c)./ /  Check box if this is the last time the issuer will be filing this Form.


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677607.1


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  5.     Calculation of registration fee:

  (i)     Aggregate sale price of securities sold during the fiscal year
          pursuant to section 24(f):                                                                           $266,053.08
                                                                                                               -----------
  (ii)    Aggregate price of securities redeemed or repurchased during
          the fiscal year:                                                                 $242,938.27
                                                                                           -----------
  (iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
          payable to the Commission:                                                       $   (  -   )
                                                                                           ------------
  (iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:
                                                                                                               $242,938.72
                                                                                                               -----------
  (v)     Net sales -- if Item 5(i) is  greater  than Item  5(iv) [subtract
          Item 5(iv) from Item 5(i)]:
                                                                                                               $ 23,114.36
  (vi)    Redemption  credits  available for use in future years ___ if Item                                   -----------
          5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                                          $   (  -   )
                                                                                          ------------
  (vii)   Multiplier for determining registration fee (See Instruction C.9):
                                                                                                              x   .000278
  (viii)  Registration  fee due [multiply  Item 5(v) by Item 5(vii)]  (enter                                   ----------
          "0" if no fee is due):
                                                                                                              =$     6.43
                                                                                                               ===========
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  6.     Prepaid Shares

  If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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  7.     Interest  due -- if this  Form is being  filed  more  than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                                              +$        0
                                                                                                               ----------
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  8.     Total of the amount of the  registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                              =$     6.43
                                                                                                               ==========
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  9.     Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository: March 30, 1999

                Method of Delivery:

                           /X/ Wire Transfer
                           / / Mail or other means

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677607.1




                                   SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




  By (Signature and Title)*  /s/PETER J. DEMARCO
                             ------------------------------------------------------------------
                             Peter J. DeMarco, Executive Vice President and as Attorney-in-Fact
                             ------------------------------------------------------------------
                             for Gruntal & Co., LLC

 Date:  March 29, 1999

  *Please print the name and title of the signing officer below the signature.

677607.1